Significant Accounting Policies - Additional Information (Detail) - USD ($)		9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Jan. 26, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Cash		$ 0
Temporary equity shares outstanding			40,250,000	35,000,000	35,000,000
Total transaction costs incurred in connection with initial public offering		19,845,525
Offering costs allocated to warrant liability		570,496
Unrecognized tax benefits		0				$ 0	$ 0
Unrecognized tax benefits income tax penalties and interest accrued		0				$ 0	$ 0
IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering		22,733,025
Adjustment to additional paid in capital stock issuance costs		$ 22,162,529
Private Placement Warrants
Accounting Policies [Line Items]
Class of warrants or rights number of shares called by the warrants or rights		13,000,000
Minimum
Accounting Policies [Line Items]
Cash insured with federal depository insurance corporation		$ 250,000
Class A Common Stock Subject To Possible Redemption
Accounting Policies [Line Items]
Temporary equity shares outstanding		40,250,000
Common Class B [Member] | Over-Allotment Option [Member] | Founder shares [Member]
Accounting Policies [Line Items]
Common shares subject to forfeiture	1,312,500